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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         P2 Capital Partners, LLC
                 -------------------------------
   Address:      590 Madison Avenue
                 -------------------------------
                 25th Floor
                 -------------------------------
                 New York, New York 10022
                 -------------------------------

Form 13F File Number: 28-13302
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jason Carri
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   (212) 508-5500
         -------------------------------

Signature, Place, and Date of Signing:

           s/Jason Carri              New York, New York   November 15, 2010
   -------------------------------    ------------------   -----------------
            [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          16
                                        --------------------

Form 13F Information Table Value Total:       $559,640
                                        --------------------
                                            (Thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

         COLUMN 1                  COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------  --------- -------- ------------------  ---------- -------- -----------------------
         NAME OF                                            VALUE   SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
         ISSUER                 TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL  DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------------ ---------------  --------- -------- --------- --- ----  ---------- -------- --------- ------  -----
Bally Technologies, Inc.       Common Stock     05874B107  $49,725 1,422,744 SH         SHARED-     NONE   1,422,744    -
                                                                                        DEFINED
CACI International Inc.        Common Stock     127190304  $15,058   332,700 SH         SHARED-     NONE     332,700    -
                                                                                        DEFINED
CBIZ, Inc.                     Common Stock     124805102  $17,898 3,018,265 SH   -     SHARED-     NONE   3,018,265    -      -
                                                                                        DEFINED
Forrester Research, Inc.       Common Stock     346563109  $30,894   933,922 SH   -     SHARED-     NONE     933,922    -      -
                                                                                        DEFINED
Gen-Probe Incorporated         Common Stock     36866T103  $20,404   421,039 SH   -     SHARED-     NONE     421,039    -      -
                                                                                        DEFINED
Haemonetics Corporation        Common Stock     405024100  $35,758   610,933 SH   -     SHARED-     NONE     610,933    -      -
                                                                                        DEFINED
Interline Brands, Inc.         Common Stock     458743101  $25,696 1,424,399 SH   -     SHARED-     NONE   1,424,399    -      -
                                                                                        DEFINED
Kendle International Inc.      Common Stock     48880L107   $6,720   721,030 SH   -     SHARED-     NONE     721,030    -      -
                                                                                        DEFINED
The Middleby Corporation       Common Stock     596278101  $54,712   863,107 SH   -     SHARED-     NONE     863,107    -      -
                                                                                        DEFINED
Patterson Companies, Inc.      Common Stock     703395103  $37,540 1,310,282 SH   -     SHARED      NONE   1,310,282    -      -
                                                                                        DEFINED
Pool Corporation               Common Stock     73278L105  $41,230 2,054,334 SH   -     SHARED-     NONE   2,054,334    -      -
                                                                                        DEFINED
PSS World Medical, Inc.        Common Stock     69366A100  $57,173 2,674,117 SH   -     SHARED-     NONE   2,674,117    -      -
                                                                                        DEFINED
The Scotts Miracle-Gro Company Common Stock     810186106  $37,918   732,990 SH   -     SHARED      NONE     732,990    -      -
                                                                                        DEFINED

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

         COLUMN 1                  COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------  --------- -------- ------------------  ---------- -------- -----------------------
         NAME OF                                            VALUE   SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
         ISSUER                 TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL  DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------------ ---------------  --------- -------- --------- --- ----  ---------- -------- --------- ------  -----
Solera Holdings, Inc.          Common Stock     83421A104  $11,789   266,964 SH   -     SHARES-     NONE     266,964    -      -
                                                                                        DEFINED
UTi Worldwide Inc.             Ordinary Shares  G87210103  $75,716 4,708,733 SH   -     SHARED-     NONE   4,708,733    -      -
                                                                                        DEFINED
VCA Antech, Inc.               Common Stock     918194101  $41,409 1,963,434 SH   -     SHARED-     NONE   1,963,434    -      -
                                                                                        DEFINED

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